Janus Henderson Global Select Fund
Schedule of Investments (unaudited)
June 30, 2025

	Shares	Value
Common Stocks – 96.9%
Aerospace & Defense – 6.6%
BAE Systems PLC	5,920,382	$153,280,733
Rheinmetall AG	20,985	44,414,922
		197,695,655
Airlines – 1.1%
Ryanair Holdings PLC	1,212,754	34,309,751
Automobiles – 0.5%
BYD Co Ltd	1,022,000	15,949,017
Banks – 6.9%
Banco Bilbao Vizcaya Argentaria SA	2,593,023	39,870,813
Erste Group Bank AG	914,334	77,860,111
HDFC Bank Ltd	1,990,041	46,447,053
Resona Holdings Inc	4,543,100	42,026,594
		206,204,571
Beverages – 1.1%
Monster Beverage Corp*	534,928	33,507,890
Biotechnology – 2.3%
Argenx SE (ADR)*	53,414	29,442,865
Ascendis Pharma A/S (ADR)*	131,927	22,770,600
Vaxcyte Inc*	509,516	16,564,365
		68,777,830
Capital Markets – 1.9%
Morgan Stanley	401,457	56,549,233
Chemicals – 2.0%
Linde PLC	131,309	61,607,557
Commercial Services & Supplies – 1.1%
Rentokil Initial PLC	6,889,643	33,292,298
Diversified Financial Services – 1.4%
Mastercard Inc - Class A	74,815	42,041,541
Electrical Equipment – 0.3%
Contemporary Amperex Technology Co Ltd - Class A	258,093	9,094,318
Electronic Equipment, Instruments & Components – 1.7%
Hexagon AB - Class B	5,067,271	50,988,845
Entertainment – 5.9%
Liberty Media Corp-Liberty Formula One - Series C*	1,018,781	106,462,615
Spotify Technology SA*	93,463	71,717,898
		178,180,513
Health Care Equipment & Supplies – 0.2%
Align Technology Inc*	38,225	7,237,139
Hotels, Restaurants & Leisure – 3.7%
Booking Holdings Inc	4,009	23,209,063
Chipotle Mexican Grill Inc*	1,543,624	86,674,488
		109,883,551
Independent Power and Renewable Electricity Producers – 1.8%
Vistra Corp	273,028	52,915,557
Insurance – 7.2%
AIA Group Ltd	4,361,600	39,116,991
Arthur J Gallagher & Co	351,203	112,427,104
Dai-ichi Life Holdings Inc	8,459,400	64,389,905
		215,934,000
Interactive Media & Services – 3.8%
Meta Platforms Inc - Class A	108,044	79,746,196
Tencent Holdings Ltd	546,200	34,999,885
		114,746,081
Life Sciences Tools & Services – 0.4%
ICON PLC*	80,086	11,648,509
Machinery – 1.1%
Deere & Co	66,712	33,922,385
Metals & Mining – 2.3%
Teck Resources Ltd	1,709,797	69,152,850
Multiline Retail – 3.7%
Amazon.com Inc*	504,776	110,742,807
Oil, Gas & Consumable Fuels – 3.6%
Canadian Natural Resources Ltd	1,998,085	62,739,869
Marathon Petroleum Corp	267,919	44,504,025
		107,243,894

	Shares	Value
Common Stocks – (continued)
Personal Products – 2.1%
Unilever PLC	1,036,362	$62,936,963
Pharmaceuticals – 2.0%
AstraZeneca PLC	261,786	36,358,668
Eli Lilly & Co	31,676	24,692,392
		61,051,060
Semiconductor & Semiconductor Equipment – 12.6%
ASML Holding NV	77,663	61,981,118
NVIDIA Corp	872,651	137,870,132
Taiwan Semiconductor Manufacturing Co Ltd	4,887,000	177,362,276
		377,213,526
Software – 8.4%
Microsoft Corp	319,497	158,921,003
SAP SE	95,924	29,165,623
Synopsys Inc*	127,467	65,349,781
		253,436,407
Specialty Retail – 3.0%
TJX Cos Inc	727,268	89,810,325
Textiles, Apparel & Luxury Goods – 2.1%
LVMH Moet Hennessy Louis Vuitton SE	45,643	23,900,968
Samsonite International SAž	21,279,300	39,578,300
		63,479,268
Trading Companies & Distributors – 4.4%
Ferguson Enterprises Inc	606,071	131,971,960
Wireless Telecommunication Services – 1.7%
T-Mobile US Inc	217,157	51,739,827
Total Common Stocks (cost $1,883,591,385)		2,913,265,128
Private Placements – 0%
Software – 0%
Magic Leap Inc - Class A private equity common shares*,¢,§ (cost $9,254,547)	19,041	0
Investment Companies – 2.8%
Money Markets – 2.8%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£ (cost $84,455,169)	84,438,281	84,455,169
Total Investments (total cost $1,977,301,101) – 99.7%		2,997,720,297
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		7,589,985
Net Assets – 100%		$3,005,310,282

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,612,922,554	53.8%
United Kingdom	285,868,662	9.5
Taiwan	177,362,276	5.9
Canada	131,892,719	4.4
Sweden	122,706,743	4.1
Japan	106,416,499	3.6
Hong Kong	78,695,291	2.6
Austria	77,860,111	2.6
Germany	73,580,545	2.5
Netherlands	61,981,118	2.1
China	60,043,220	2.0
India	46,447,053	1.5
Ireland	45,958,260	1.5
Spain	39,870,813	1.3
Belgium	29,442,865	1.0
France	23,900,968	0.8
Denmark	22,770,600	0.8
Total	$2,997,720,297	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - 2.8%
Money Markets - 2.8%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	$57,391,966	$451,289,511	$(424,226,309)	$1,144	$(1,143)	$84,455,169	84,438,281	$1,655,542
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº
	-	96,846,274	(96,846,274)	-	-	-	-	17,413 ∆
Total Affiliated Investments - 2.8%
	$57,391,966	$548,135,785	$(521,072,583)	$1,144	$(1,143)	$84,455,169	84,438,281	$1,672,955

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2025
Total return swaps:
Average notional amount	$18,036,582

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2025 is
$39,578,300, which represents 1.3% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2025.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2025 is $0, which represents 0.0% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of June 30, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Magic Leap Inc - Class A private equity common shares	10/5/17	$9,254,547	$0	0.0%
The Fund has registration rights for certain restricted securities held as of June 30, 2025. The issuer incurs all registration costs.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$2,913,265,128	$-	$-
Private Placements	-	-	0
Investment Companies	-	84,455,169	-
Total Assets	$2,913,265,128	$84,455,169	$0

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of June 30, 2025.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70233 08-25